LONG TERM DEBT, NET OF DISCOUNT (Details Textual) (USD $)	1 Months Ended	0 Months Ended	12 Months Ended			1 Months Ended
	Sep. 23, 2014	Sep. 16, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Feb. 28, 2014	Dec. 24, 2014
Debt Instrument, Face Amount		$ 25,000,000
Percentage Of Prepayment Fee		4.00%
Percentage Of Repayment Amount On Principal Amount		104.00%
Minimum Amount Maintain Cash And Cash Equivalents Including Restricted Cash		7,500,000	7,500,000
Debt Instrument, Interest Rate, Stated Percentage		9.00%
Debt Instrument Facility Fee		500,000
Debt Instrument Facility Fee To Other Professionals		1,400,000
Debt Instrument Facility Fee Amortized Term		5 years	3 years 9 months
Note Discount		4,800,000	4,500,000	4,500,000
Interest Expense, Debt			2,423,000	665,000	0
Debt discount amortization			494,000	340,000	0
Debt issuance cost amortization			1,387,000	133,000	0
Long Term Debt Effective Interest Rate			9.44%
Paid-in-Kind Interest			1,791,000	665,000	0
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.70	$ 1.94					$ 0.35386
Increase (Decrease) in Other Noncurrent Liabilities	1,100,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		6,100,000
Long-term Debt, Fair Value			26,600,000
Adjustments To Additional Paid In Capital Other			3,000,000	18,237,000	(989,000)
City of Minnetonka [Member]
Debt Instrument, Interest Rate, Stated Percentage						0.00%
Long-term Debt, Gross						500,000
Debt Instrument, Term						5 years
Debt Instrument, Frequency of Periodic Payment						the City will forgive up to $350 of the loan, with equal monthly payments of the remaining principal balance due beginning January 2016 through January 2019.
Long-term Debt [Member]
Paid-in-Kind Interest			2,456,000	665,000
Adjustments To Additional Paid In Capital Other			$ 281,000